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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-07680

Minnesota Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Richard J. Ertel, Assistant Secretary

Minnesota Municipal Income Portfolio Inc.

800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		612-303-7987

Date of fiscal year end:	1/31

Date of reporting period:	6/30/08

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07680

Reporting Period: 07/01/2007 - 06/30/2008

Minnesota Municipal Income Portfolio Inc

================== MINNESOTA MUNICIPAL INCOME PORTFOLIO INC. ===================

FEDERATED FUNDS

Ticker:       FSHIX          Security ID:  60934N492

Meeting Date: MAR 18, 2008   Meeting Type: Special

Record Date:  JAN 18, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director Nicholas P Constantakis    For       For        Management

1.2   Elect Director J. Christopher Donahue     For       For        Management

1.3   Elect Director R. James Nicholson         For       For        Management

1.4   Elect Director Thomas M. O'Neill          For       For        Management

1.5   Elect Director James F. Will              For       For        Management

2     Other Business                            For       Against    Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Minnesota Municipal Income Portfolio Inc.

By (Signature and Title)*	/s/ Charles D. Gariboldi, Jr. Treasurer

Date	August 27, 2008

* Print the name and title of each signing officer under his or her signature.